FAIR VALUE MEASUREMENTS - Derivative Liability Measurement Inputs (Details) - Weighted Average	Dec. 31, 2024
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	1.660
Expected term in years
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	2,500
Dividend rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.000
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.0426